Goodwill - Additional Information (Detail)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) Segment Unit	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of operating segment | Segment	1			1
Number of reporting unit | Unit	1
Goodwill impairment loss | $	$ 0	$ 0	$ 0	$ 0	$ 0